Financial instruments - Summary of Changes in Fair Value of Level 3 Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Assets:
Beginning balance		¥ 31,154,095
Ending balance		34,107,490	¥ 31,154,095
Liabilities:
Beginning balance		24,496,945
Ending balance		26,351,385	24,496,945
Level 3 of fair value hierarchy [member] | Financial liabilities required to be measured at FVPL [member] | Contingent consideration [member] | Recurring fair value measurement [member]
Liabilities:
Beginning balance		51,512	21,552
Net income		182	(475)	[1],[2]
Other comprehensive income		6,614	1,240	[1],[3]
Purchases		4,363	43,455
Sales and settlements		(12,328)	(13,951)
Others			(309)
Ending balance		50,343	51,512
Level 3 of fair value hierarchy [member] | Financial liabilities designated to be measured at FVPL [member] | Redeemable Non Controlling Interests [Member] | Recurring fair value measurement [member]
Liabilities:
Beginning balance		47,326	34,995
Net income		(3,396)	(1,410)	[1],[2]
Other comprehensive income		5,345	2,877	[1],[3]
Purchases		5,294	13,670
Sales and settlements		(541)	(2,802)
Others			(4)
Ending balance		54,028	47,326
Level 3 of fair value hierarchy [member] | Debt securities [member] | Japanese Corporate Bonds [Member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		38	18
Purchases		20	20
Sales and settlements		(18)
Other		(20)
Ending balance		20	38
Level 3 of fair value hierarchy [member] | Debt securities [member] | Japanese Corporate Bonds [Member] | Financial assets required to be measured at FVOCI [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		171,622	154,245
Net income		8	6	[1],[2]
Other comprehensive income		(32,782)	(30,203)	[1],[3]
Purchases			47,574
Ending balance		138,848	171,622
Level 3 of fair value hierarchy [member] | Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		3,377	117
Net income		171	(14)	[1],[2]
Purchases		317	3,434
Sales and settlements			(70)
Other		(932)	(90)
Ending balance		2,933	3,377
Level 3 of fair value hierarchy [member] | Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets designated to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		3,541	3,625
Net income		642	(84)	[1],[2]
Purchases		1,740
Ending balance		5,923	3,541
Level 3 of fair value hierarchy [member] | Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets required to be measured at FVOCI [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		24,672	20,837
Net income		1,315	598	[1],[2]
Other comprehensive income		255
Purchases		29,150	24,362
Sales and settlements		(19,148)	(21,125)
Transfers out of Level 3		(1,487)
Ending balance		34,757	24,672
Level 3 of fair value hierarchy [member] | Debt securities [member] | Securitized Products [Member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance			3,713
Sales and settlements			(3,713)
Level 3 of fair value hierarchy [member] | Debt securities [member] | Securitized Products [Member] | Financial assets required to be measured at FVOCI [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		40,591	39,859
Net income		1,434	(389)	[1],[2]
Other comprehensive income		35	6	[1],[3]
Purchases		12,793	13,575
Sales and settlements		(24,437)	(15,048)
Transfers into Level 3	[4]		6,712
Transfers out of Level 3		(8,408)	(4,124)	[5]
Ending balance		22,008	40,591
Level 3 of fair value hierarchy [member] | Debt securities [member] | Investment funds [member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		60,796	48,520
Net income		3,781	(2,541)	[1],[2]
Other comprehensive income		736	395	[1],[3]
Purchases		8,677	17,254
Sales and settlements		(6,635)	(2,832)
Ending balance		67,355	60,796
Level 3 of fair value hierarchy [member] | Equity securities [member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		6,789	3,217
Net income		595	(413)	[1],[2]
Other comprehensive income		1
Purchases		1,951	4,021
Sales and settlements		(152)	(36)
Other		250
Ending balance		9,434	6,789
Level 3 of fair value hierarchy [member] | Equity securities [member] | Financial assets designated to be measured at FVOCI [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		324,028	205,509
Other comprehensive income		(6,987)	(24,913)	[1],[3]
Purchases		6,342	143,611
Sales and settlements		(73,874)	(126)
Transfers into Level 3	[4]		146
Transfers out of Level 3		(1,175)	(600)	[5]
Other		847	401
Ending balance		249,181	324,028
Level 3 of fair value hierarchy [member] | Derivatives [member] | Equity Contracts [Member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		4,692	4,024
Net income		(2,816)	(393)	[1],[2]
Other comprehensive income		503	356	[1],[3]
Purchases			705
Ending balance		¥ 2,379	¥ 4,692

[1]	For liability items, gains are presented as negative and losses are presented as positive.
[2]	Gains (losses) recognized in net income are included in financial services revenue, other operating (income) expense, net, financial income and financial expenses in the consolidated statements of income.
[3]	Gains (losses) recognized in other comprehensive income are included in changes in equity instruments measured at fair value through other comprehensive income, changes in debt instruments measured at fair value through other comprehensive income and exchange differences on translating foreign operations in the consolidated statements of comprehensive income.
[4]	Certain financial assets were transferred to Level 3 because the observability of the inputs used decreased.
[5]	Certain financial assets were transferred from Level 3 because observable market data became available.